Schedule of Depreciation and Amortization Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		$ 11	$ 4	$ 47	$ 69	$ 162
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		8	2	36	45	137
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		4	2	11	14	20
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated depreciation and amortization expenses		$ (1)			$ 10	$ 5